Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

	Weighted average rate p.a.	December, 31
Description		2023	2022

Cash and bank deposits		271,857	101,737
Cash equivalents:
Bank Deposit Certificate – CDB	100.9 % of CDI	1,354,020	352,971
Repurchase agreements	94.7 % of CDI	268,432	210,443
Time Deposit(a)	3.4%	2,985	2,616
Others	—%	42	581
		1,897,336	668,348

(a)Investment in U.S. dollar.